AFFILIATE AND RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
AFFILIATE AND RELATED PARTY TRANSACTIONS
AFFILIATE AND RELATED PARTY TRANSACTIONS
Equity Method Investments
In July 2016, the Company completed the sale of a 75% interest in Newsday LLC ("Newsday") to an employee of the Company. The Company retained the remaining 25% ownership interest. Effective July 7, 2016, the operating results of Newsday are no longer consolidated with those of the Company and the Company's 25% interest in the operating results of Newsday is recorded on the equity method.
At September 30, 2017, the Company's 25% investment in Newsday and its 25% interest in i24NEWS, Altice N.V.'s 24/7 international news and current affairs channel aggregated $1,694 and is included in investments in affiliates on our consolidated balance sheet. The operating results of Newsday and i24NEWS are recorded on the equity basis. For the three and nine months ended September 30, 2017, the Company recorded equity in net loss of Newsday of $1,034 and $2,571, respectively, and equity in net loss of I24NEWS of $541 and $3,126, respectively.
Affiliate and Related Party Transactions
As the transactions discussed below were conducted between subsidiaries of Altice N.V. under common control and equity method investees, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.
Altice Technical Services US Corp. ("ATS")
ATS is a wholly-owned subsidiary of Altice Technical Services B.V., a 70% owned subsidiary of Altice N.V. ATS was formed to provide network construction and maintenance services and commercial and residential installations, disconnections, and maintenance.
In the second quarter of 2017, the Company entered into an Independent Contractor Agreement with ATS that governs the terms of the services described above. The Company believes the services it receives from ATS will be of higher quality and at a lower cost than the Company could achieve without ATS, including for the construction of our new FTTH network. The Company also entered into a transition services agreement (“TSA”) for the use of the Company’s resources to provide various overhead functions to ATS, including accounting, legal and human resources and for the use of certain facilities, vehicles and technician tools during a transitional period that generally ends on December 31, 2017, although the term can be extended on a service-by-service basis. The TSA requires ATS to reimburse the Company for its cost to provide such services.
During the second quarter of 2017, a substantial portion of the Company's technical workforce at the Cablevision segment either accepted employment with ATS or became employees of ATS and ATS commenced operations and began to perform services for the Company. It is anticipated that a substantial portion of the Cequel segment technical workforce will become employees of ATS later in 2017.
From the formation of ATS and up until an equity contribution was made by its parent in June 2017, ATS met the definition of a variable interest entity in accordance with ASC 810-10-15-14. The Company evaluated whether its arrangement under the terms of the Independent Contractor Agreement is a variable interest, whether the Company is the primary beneficiary and whether the Company should consolidate ATS. The Company concluded that it is not the primary beneficiary of ATS because ATS is controlled by its parent, which in turn is controlled by Altice N.V. who has the power to direct the most significant activities of ATS.
As of September 30, 2017, the Company had a prepayment balance of $11,296 primarily to ATS which is reflected in prepaid expenses and other current assets and $2,570 which is reflected in other long-term assets on the Company's balance sheet.
The Company reduced goodwill to reflect the preliminary estimate of the historical value of the goodwill associated with the transfer to ATS described above of $23,101, that has been recorded as a reduction to stockholders' equity.
The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Revenue	$986	$720	$1,380	$720
Operating expenses:
Programming and other direct costs	$(1,196)	$(642)	$(3,026)	$(642)
Other operating expenses, net	(28,332)	(8,056)	(73,263)	(13,056)
Operating expenses, net	(29,528)	(8,698)	(76,289)	(13,698)

Interest expense (a)	—	(48,617)	(90,405)	(53,922)
Loss on extinguishment of debt and write-off of deferred financing costs	—	—	(513,723)	—
Net charges	$(28,542)	$(56,595)	$(679,037)	$(66,900)
Capital Expenditures	$72,185	$—	$98,234	$—

(a)	See Note 9 for a discussion of interest expense related to notes payable to affiliates and related parties of $90,405 for the nine months ended September 30, 2017.
Revenue
The Company recognized revenue in connection with the sale of pay television, broadband and telephony services to ATS and the sale of advertising to Newsday.
Programming and other direct costs
Programming and other direct costs include costs incurred by the Company for the transport and termination of voice and data services provided by a subsidiary of Altice N.V.
Other operating expenses
Other operating expenses includes charges of $20,030 and $48,997 from ATS for the three and nine months ended September 30, 2017, respectively, pursuant to the Independent Contractor Agreement, net of charges to ATS pursuant to the TSA, discussed above.
A subsidiary of Altice N.V. provides certain executive services, as well as consulting, advisory and other services, including, prior to the IPO, CEO, CFO and COO services, to the Company. Compensation under the terms of the agreement is an annual fee of $30,000 to be paid by the Company. Fees associated with this agreement recorded by the Company amounted to approximately $7,500 and $22,500, for the three and nine months ended September 30, 2017, respectively, and $8,056 and $13,056 for the three and nine months ended September 30, 2016, respectively. As of June 20, 2017, the CEO, CFO and COO became employees of the Company and the agreement was assigned to Altice N.V. by a subsidiary of Altice N.V.
Other operating expenses also include charges for services provided by other subsidiaries of Altice N.V. aggregating $802 and $1,766, respectively, net of a credit of $76 and $917 for transition services provided to Newsday for the three and nine months ended September 30, 2017, respectively.
Capital Expenditures
Capital expenditures include $68,636 and $85,320 (including advance payments related to the FTTH project of $41,036) for installation and construction activities performed by ATS for the three and nine months ended September 30, 2017, respectively, and $3,549 and $12,914, respectively, for equipment purchases and software development services provided by subsidiaries of Altice NV.
Aggregate amounts that were due from and due to related parties are summarized below:

	September 30, 2017	December 31, 2016
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	4,177	6,114
Altice Management Americas (b)	615	3,117
i24NEWS (b)	3,373	—
Other Altice N.V. subsidiaries (b)	37	—
	$21,153	$22,182
Due to:
CVC 3BV (c)	—	71,655
Neptune Holdings US LP (c)	—	7,962
Altice Management International (d)	—	44,121
ATS (b)(e)	22,541	—
Newsday (b)	103	275
Other Altice N.V. subsidiaries (f)	6,358	3,350
	$29,002	$127,363

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday and ATS, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents distributions payable to stockholders.

(d)	Amounts payable as of December 31, 2016 primarily represent amounts due for equipment purchases and software development services discussed above.

(e)	Represents amounts due to ATS for construction, maintenance, and installation services, net of charges to ATS pursuant to the TSA. See discussion above.

(f)	Represents amounts due to affiliates for services provided to the Company.
The table above does not include notes payable to affiliates and related parties of $1,750,000 and the related accrued interest of $102,557 as of December 31, 2016, respectively, which is reflected in accrued interest in the Company's balance sheet. See discussion in Note 9.
In the second quarter of 2017, the Company made cash distributions aggregating $839,700 to stockholders, $500,000 of which were funded with proceeds from borrowings under CSC Holdings' revolving credit facility.

AFFILIATE AND RELATED PARTY TRANSACTIONS

Equity Method Investments

        In July 2016, the Company completed the sale of a 75% interest in Newsday LLC to an employee of the Company. The Company retained the remaining 25% ownership interest. Effective July 7, 2016, the operating results of Newsday are no longer consolidated with those of the Company and the Company's 25% interest in the operating results of Newsday is recorded on the equity basis.

        At December 31, 2016, the Company's investment in Newsday was $3,640 and is included in investments in affiliates on our consolidated balance sheet. For the period July 8, 2016 to December 31, 2016, the Company recorded equity in net loss of Newsday of $1,132.

        In December 2016, the Company made an investment of $1,966 in I24NEWS, Altice N.V.'s 24/7 international news and current affairs channel, representing a 25% ownership interest, which is included in investments in affiliates on our consolidated balance sheet at December 31, 2016. The 75% interest is owned by a subsidiary of Altice N.V. The operating results of I24NEWS will be recorded on an equity basis upon commencement of operations in 2017.

Affiliate and Related Party Transactions

        As the transactions discussed below were conducted between subsidiaries under common control, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.

        The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday for the year ended December 31, 2016:

Revenue	$1,086

Operating expenses:
Programming and other direct costs	$(1,947)
Other operating expenses	(18,854)

Operating expenses, net	(20,801)

Interest expense(a)	(112,712)

Net charges	$(132,427)

Capital Expenditures	$45,886

(a)

See Note 9 for a discussion of interest expense related to notes payable to affiliates and related parties of $102,557, as well as for interest expense of $10,155 related to the Holdco Notes prior to the exchange.

Revenue

        The Company recognized revenue in connection with sale of advertising to Newsday.

Programming and other direct costs

        Programming and other direct costs includes costs incurred by the Company for the transport and termination of voice and data services provided by a subsidiary of Altice N.V.

Other operating expenses

        A subsidiary of Altice N.V. provides certain executive services, including CEO, CFO and COO services, to the Company. Compensation under the terms of the agreement is an annual fee of $30,000 to be paid by the Company. Fees associated with this agreement recorded by the Company amounted to approximately $20,556 for the year ended December 31, 2016.

        Other operating expenses includes advertising purchased from Newsday of $705 and IT consulting services of $182 provided by an Altice N.V. subsidiary, partially offset by a credit of $2,589 for transition services provided to Newsday.

Capital expenditures

        The Company purchased equipment of $44,121 from Altice Management International and $1,025 from another Altice N.V. subsidiary. In addition, the Company acquired certain software development services that were capitalized from Altice Labs S.A. aggregating $740.

        Aggregate amounts that were due from and due to related parties at December 31, 2016 is summarized below:

Due from:
Altice US Finance S.A.(a)	$12,951
Newsday(b)	6,114
Altice Management Americas(b)	3,117

$22,182

Due to:
CVC 3BV(c)	71,655
Neptune Holdings US LP(c)	7,962
Altice Management International(d)	44,121
Newsday(b)	275
Other Altice subsidiaries(b)	3,350

$127,363

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.
(b)	Represents amounts paid by the Company on behalf of the respective related party and/or the net amounts due from the related party for services provided.
(c)	Represents distributions payable to shareholders.
(d)	Represents amounts due for equipment purchases and software development services discussed above.

        The table above does not include notes payable to affiliates and related parties of $1,750,000 and the related accrued interest of $102,557 as December 31, 2016 which is reflected in accrued interest in the Company's balance sheet. See discussion in Note 9.

Cablevision Systems Corporation And Subsidiaries
Related Party Transaction [Line Items]
AFFILIATE AND RELATED PARTY TRANSACTIONS

AFFILIATE AND RELATED PARTY TRANSACTIONS

Equity Method Investments

        In September 2015, the Company purchased the minority interest in Newsday Holdings LLC ("Newsday Holdings") held by Tribune Media Company ("Tribune") for approximately $8,300. As a result of this transaction, Newsday Holdings became a wholly-owned subsidiary of the Company. In addition, the indemnity provided by the Company to Tribune for certain taxes incurred by Tribune if Newsday Holdings or its subsidiary sold or otherwise disposed of Newsday assets in a taxable transaction or failed to maintain specified minimum outstanding indebtedness, was amended so that the restriction period lapsed on September 2, 2015.

        Subsequent to the Merger, in July 2016, the Company completed the sale of a 75% interest in Newsday LLC. The Company retained the remaining 25% ownership interest.

        In December 2016, the Company made an investment of $1,966 in I24NEWS, Altice's 24/7 international news and current affairs channel, representing a 25% ownership interest and the 75% interest is owned by a subsidiary of Altice.

Related Party Transactions

        As the transactions discussed below were conducted between subsidiaries under common control, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.

        Cablevision is controlled by Charles F. Dolan, certain members of his immediate family and certain family related entities (collectively the "Dolan Family"). Members of the Dolan Family are also the controlling stockholders of AMC Networks, The Madison Square Garden Company and MSG Networks Inc. ("MSG Networks").

        The following table summarizes the revenue and charges (credits) related to services provided to or received from AMC Networks, Madison Square Garden Company and MSG Networks for the Predecessor periods:

		Years Ended December 31,
	January 1, 2016 to June 20, 2016
		2015	2014
Revenue	$2,088	$5,343	$5,075

Operating expenses:
Programming and other direct costs, net of credits	$84,636	$176,909	$179,144
Other operating expenses, net of credits	2,182	5,372	3,878

Operating expenses, net	86,818	182,281	183,022

Net charges	$84,730	$176,938	$177,947

Revenue

        The Company recognized revenue in connection with television advertisements and print advertising, as well as certain telecommunication services charged by its subsidiaries to AMC Networks, Madison Square Garden and MSG Networks. The Company and its subsidiaries, together with AMC Networks, Madison Square Garden and MSG Networks may have entered into agreements with third parties in which the amounts paid/received by AMC Networks, Madison Square Garden and MSG Networks, their subsidiaries, or the Company may have differed from the amounts that would have been paid/received if such arrangements were negotiated separately. Where subsidiaries of the Company have incurred a cost incremental to fair value and AMC Networks, Madison Square Garden and MSG Networks have received a benefit incremental to fair value from these negotiations, the Company and its subsidiaries charged AMC Networks, Madison Square Garden and MSG Networks for the incremental amount.

Programming and other direct costs

        Programming and other direct costs included costs incurred by the Company for the carriage of the MSG Networks and Fuse program services (2014 period only), as well as for AMC, WE tv, IFC, Sundance Channel and BBC America (2015 period only) on the Company's cable systems. The Company also purchased certain programming signal transmission and production services from AMC Networks.

Other operating expenses (credits)

        The Company, AMC Networks, Madison Square Garden and MSG Networks routinely entered into transactions with each other in the ordinary course of business. Such transactions included, but were not limited to, sponsorship agreements and cross-promotion arrangements. Additionally, amounts reflected in the tables were net of allocations to AMC Networks, Madison Square Garden and MSG Networks for services performed by the Company on their behalf. Amounts also included charges to the Company for services performed or paid by the affiliate on the Company's behalf.

        Subsequent to the Merger, the Company continues to receive or provide services to these entities, but these entities are no longer related parties.

Transactions with Other Affiliates

        During the period ended January 1, 2016 to June 20, 2016 and the years ended December 31, 2015 and 2014, the Company provided services to or incurred costs on behalf of certain related parties, including from time to time, the Dolan Family. All costs incurred on behalf of these related parties were reimbursed to the Company. Aggregate amounts that were due from and due to AMC Networks, Madison Square Garden and MSG Networks and other affiliates at December 31, 2015 (Predecessor) is summarized below:

December 31, 2015
Amounts due from affiliates	$767
Amounts due to affiliates	29,729